Warrant Liability	12 Months Ended
Dec. 31, 2023
Warrant Liability
Warrant Liability

21Warrant liabilities

Warrants recorded as a liability

The following warrants are in issue but not exercised:

	December 31, 2023	December 31, 2022
	Number	Number
Public Warrants	15,264,935	15,264,935
Mudrick Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

Recorded as a liability, the following shows the change in fair value:

£ 000
January 1, 2022	10,730
Change in fair value recognized in profit or loss	(5,880)
Reclassification to equity	(1,010)
Foreign exchange movements	1,121
December 31, 2022	4,961
Change in fair value recognized in profit or loss	(3,873)
Foreign exchange movements	(181)
December 31, 2023	907

21Warrant liabilities (continued)

Public warrants may only be exercised for a whole number of shares. The public warrants will expire five years from the consummation of the Business Combination that closed on December 16, 2021, or earlier upon redemption or liquidation.

Once the public warrants become exercisable, the Company may redeem the public warrants for redemption at a price of $0.01 per public warrant if the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period.

Each public warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share. The exercise price and number of common stock issuable upon exercise of the public warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. The public warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the public warrants.

On December 15, 2021 Mudrick Capital Management were issued with 4,000,000 warrants, which are exercisable for one ordinary share each, with an exercise price of $11.50 per ordinary share (subject to adjustment).

During the year ended December 31, 2022 a total of 2,000,000 warrants issued to MWC were reclassified to be recorded within equity.

Warrants recorded in reserves issued to Virgin, American and Avolon

On October 29, 2021, the Company entered into the Virgin Atlantic Warrant Instrument, which provides for a warrant over 2,625,000 ordinary Shares issued immediately after the Share Acquisition Closing. These warrants remain outstanding till date. These were valued at £8,558 thousand within other reserves on initial recognition.

Immediately after the Share Acquisition Closing, the Company entered into the American Warrant Instrument and the Avolon Warrant Instrument, which provides for a warrant over 2,625,000 Ordinary Shares and 6,378,600 Ordinary Shares respectively,that were both issued and exercised immediately after the Share Acquisition Closing.

Avolon were also issued with, and exercised, 3,765,000 commercial warrants by the Company as a result of entering into a firm commitment to place 100 aircraft with a prime carrier.

21Warrant liabilities (continued)

A contract asset has not been recognized as the customer has the ability to terminate the contract without penalty and the aircraft subject to the purchase order has not yet been certified, therefore during the year ended December 31, 2021 an expense has been recognized as shown below:

£'000
American (2,625,000 warrants)	21,186
Avolon (6,378,600 warrants)	51,481
Avolon commercial (3,765,000 warrants)	30,386
Virgin (2,625,000 warrants)	8,558
111,611

No instruments of a similar nature were issued during the year ended December 31, 2023.